Trade payables break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	€ 37,679	€ 19,359	€ 14,602
Increase in trade accounts payable	18,300
Due in 30 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	24,995	19,156	14,445
Due in 30-60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	€ 12,684	201	€ 158
Due in more than 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable		€ 2